Lease (Details) - Schedule of Operating Lease Costs - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease Costs [Abstract]
Operating lease cost	$ 564	$ 475
Variable lease cost	31	22
Total net lease costs	$ 595	$ 497